Cover Page	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	ROVER GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	7200
Entity Tax Identification Number	85-3147201
Entity Address, Address Line One	720 Olive Way, 19th Floor
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98101
City Area Code	888
Local Phone Number	453-7889
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001826018
Amendment Flag	false